Shareholders' Equity (Stock Options Granted in 2015) (Narrative) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jul. 28, 2015	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options		$ 26.91
Share Option Plan (2013) [Member] | $26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	89,907
Exercise price of options	$ 26.91
Expiration date	Jul. 28, 2023
Closing price to determine expiration date	$ 13.46